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                        Supplement Dated March 5, 1997
                                 to Prospectus
                            Dated December 31, 1996
                                      for
                       Flexible Premium Variable Annuity
              issued by National Integrity Life Insurance Company
                                      and
                     Funded Through Its Separate Account I

                    This Supplement modifies the Prospectus
                        and should be read and retained

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The second sentence of the section entitled Withdrawals on page 3 of the
Prospectus is replaced by the following:

     A sales charge of up to 7% of the contribution amount withdrawn, in excess of any free withdrawal amount (defined below), will be deducted from your Account Value, unless one of the exceptions applies.